Statement of Changes in Net Assets Available for Plan Benefits - EBP 334 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 2,960,473
Interest and dividend income	382,921
Total investment income	3,343,394
Interest on notes receivable from participants	5,527
Contributions:
Employee cash contributions	400,744
Employee rollovers from other qualified plans	75,883
Employer cash contributions	264,319
Total contributions	740,946
Total additions	4,089,867
Deductions from net assets attributed to:
Participant withdrawals	1,499,683
Administrative expenses	860
Total deductions	1,500,543
Net decrease after asset transfers	2,589,324
Beginning of year	14,740,130
End of year	$ 17,329,454